SUMMARY OF CHANGES IN WARRANTS (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period | shares	320,000
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares	$ 15.75
Number of RSUs outstanding, Ending of the period | shares	474,332	320,000
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares		$ 15.75
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period | shares	342,992	316,672
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares	$ 15.75	$ 147.53
Warrants, Exercised | shares	(1,991,668)	(306,480)
Weighted Average Exercise Price, Exercised | $ / shares	$ 0.9596	$ 20.66
Warrants, Issued | shares	5,376,370	332,800
Weighted Average Exercise Price, Issued | $ / shares	$ 3.35	$ 153.52
Warrants, Expired | shares	(10,192)
Weighted Average Exercise Price, Expired | $ / shares	$ 125.00
Number of RSUs outstanding, Ending of the period | shares	3,717,502	342,992
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares	$ 5.16	$ 15.75